UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09613

Name of Registrant: Legg Mason Investment Trust, Inc.

Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:

Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: December 31, 2006

Date of reporting period: June 30, 2006

Semi-Annual Report to Shareholders        1
To Our Shareholders,
   We are pleased to provide you with Legg Mason Opportunity Trust’s report for the six months ended June 30, 2006.
   Total returns for various periods ended June 30, 2006 are:

Total ReturnsA

	6 Months	12 Months

Opportunity Trust
Primary Class	+0.88%	+11.92%
Financial Intermediary Class	+1.22%	+12.69%
Institutional Class	+1.39%	+13.08%
Dow Jones Industrial AverageB	+5.22%	+11.09%
S&P 500 Stock Composite IndexC	+2.71%	+8.63%
Value Line IndexD	+2.57%	+7.10%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com; for the Financial Intermediary and Institutional Classes please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
   Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this report. For more information about the Fund share classes included in this report, please contact your financial adviser.
   The Board of Directors recently approved a long-term capital gain distribution of $0.0062 per share payable on June 23, 2006 to shareholders of record on June 21, 2006.
   Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their

A	Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

B	A total return price-weighted average based on the price movements of 30 blue chip stocks, computed by reinvesting quarterly dividends on a daily basis. It is not possible to invest in an index.
C	A market capitalization-weighted index, composed of 500 widely held common stocks, that is generally considered representative of the U.S. stock market. It is not possible to invest in an index.
D	Composed of approximately 1,700 stocks, this index is a geometric average of the daily price percentage change in each stock, covering both large- and small- capitalization companies.

2      Semi-Annual Report to Shareholders
bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial adviser will be happy to help you establish a dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting President
July 14, 2006

Semi-Annual Report to Shareholders        3
Expense Example
Legg Mason Opportunity Trust
   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary and Financial Intermediary Class shares; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on January 1, 2006 and held through June 30, 2006.
Actual Expenses
   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	1/1/06	6/30/06	1/1/06 to 6/30/06

Primary Class:
Actual	$1,000.00	$1,008.80	$10.99
Hypothetical (5% return before expenses)	1,000.00	1,013.85	11.02
Financial Intermediary Class:
Actual	$1,000.00	$1,012.20	$7.45
Hypothetical (5% return before expenses)	1,000.00	1,017.39	7.47
Institutional Class:
Actual	$1,000.00	$1,013.90	$5.77
Hypothetical (5% return before expenses)	1,000.00	1,019.06	5.79

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratios of 2.21%, 1.49% and 1.16% for the Primary Class, Financial Intermediary Class and Institutional Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (181) and divided by 365.

4      Semi-Annual Report to Shareholders
Performance Information
Legg Mason Opportunity Trust
   The graphs on the following pages compare the Fund’s total returns to the S&P 500 Stock Composite Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and a $1,000,000 investment in the Financial Intermediary and Institutional Classes for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestments of all dividends and distributions.
   Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders        5
Growth of a $10,000 Investment — Primary Class
Periods Ended June 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+11.92%	+11.92%
Five Years	+50.50%	+8.52%
Life of Class*	+74.18%	+8.91%

* Inception date: December 30, 1999

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning December 31, 1999.

6      Semi-Annual Report to Shareholders
Performance Information — Continued
Growth of a $1,000,000 Investment — Financial Intermediary Class
Periods Ended June 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+12.69%	+12.69%
Life of Class*	+21.18%	+8.42%

* Inception date: February 13, 2004

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning January 31, 2004.

Semi-Annual Report to Shareholders        7
Growth of a $1,000,000 Investment — Institutional Class
Periods Ended June 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+13.08%	+13.08%
Five Years	+58.41%	+9.64%
Life of Class*	+77.27%	+9.99%

* Inception date: June 26, 2000

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

C	Index returns are for periods beginning June 30, 2000.

8      Semi-Annual Report to Shareholders
Performance Information — Continued
Portfolio Composition (as of June 30, 2006)D
(As a percentage of the portfolio)
Top Ten Holdings (as of June 30, 2006)

% of
Security	Net Assets

United States Steel Corporation	7.3%
NII Holdings Inc.	6.6%
Tyco International Ltd.	4.8%
Amazon.com, Inc.	4.3%
Netflix Inc.	3.4%
Mittal Steel Company NV	3.1%
IAC/InterActiveCorp	3.1%
Sprint Nextel Corporation	3.0%
AMR Corporation	2.7%
Cleveland-Cliffs Inc.	2.6%

D	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Semi-Annual Report to Shareholders        9
Selected Portfolio Performance E

Strongest performers for the quarter ended June 30, 2006F

1.	Sepracor Inc.	+17.1%
2.	United States Steel Corporation	+15.8%
3.	JetBlue Airways Corporation	+13.3%
4.	Pinnacle Entertainment, Inc.	+8.8%
5.	The AES Corporation	+8.2%
6.	Amazon.com, Inc.	+5.9%
7.	Tyco International Ltd.	+2.7%
8.	Micron Technology, Inc.	+2.3%
9.	Yahoo! Inc.	+2.3%
10.	Cott Corporation	+1.4%
Weakest performers for the quarter ended June 30, 2006F

1.	The Ryland Group, Inc.	-37.1%
2.	XM Satellite Radio Holdings Inc.	-34.2%
3.	Convera Corporation	-29.9%
4.	KB HOME	-29.1%
5.	TD Ameritrade Holding Corporation	-29.0%
6.	Syntroleum Corporation	-26.6%
7.	Lennar Corporation	-26.3%
8.	Expedia, Inc.	-26.1%
9.	Pulte Homes, Inc.	-25.0%
10.	CA Inc.	-24.3%
Portfolio Changes

Securities added during the quarter	Securities sold during the quarter

AP Alternative Assets, L.P.	Cendant Corporation
Embarq CorporationG	The Sherwin-Williams Company
Lear Corporation	UnumProvident Corporation

E	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

F	Securities held for the entire quarter.

G	Acquired on 5/19/06 as the result of a spinoff from Sprint Nextel Corporation.

10      Semi-Annual Report to Shareholders
Portfolio of Investments
Legg Mason Opportunity Trust
June 30, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 94.6%
Consumer Discretionary — 30.2%
Auto Parts and Equipment — 1.3%
Lear Corporation	3,500	$77,735	A

Diversified Consumer Services — 2.0%
Career Education Corporation	4,000	119,560	B

Hotels, Restaurants and Leisure — 0.9%
Pinnacle Entertainment, Inc.	1,800	55,170	B

Household Durables — 10.6%
Centex Corporation	1,800	90,540
Jarden Corporation	5,000	152,250	A,B
KB HOME	3,000	137,550
Lennar Corporation	2,000	88,740
Meritage Homes Corporation	200	9,450	B
Pulte Homes, Inc.	3,500	100,765
The Ryland Group, Inc.	1,400	60,998

		640,293

Internet and Catalog Retail — 12.5%
Amazon.com, Inc.	6,700	259,156	B,C
Expedia, Inc.	7,000	104,790	B
IAC/InterActiveCorp	7,000	185,430	B,C
Netflix Inc.	7,500	204,075	A,B

		753,451

Leisure Equipment and Products — 1.6%
Eastman Kodak Company	4,000	95,120

Media — 1.3%
XM Satellite Radio Holdings Inc.	5,500	80,575	B

Semi-Annual Report to Shareholders        11

	Shares/Par	Value

Consumer Staples — 1.0%
Beverages — 1.0%
Cott Corporation	4,800	$62,688	A,B

Energy — 0.8%
Oil, Gas and Consumable Fuels — 0.8%
Syntroleum Corporation	7,900	47,953	A,B

Financials — 3.2%
Consumer Finance — 2.5%
AmeriCredit Corp.	2,735	76,356	B
TD Ameritrade Holding Corporation	5,000	74,050

		150,406

Insurance — 0.2%
Fairfax Financial Holdings Limited	100	9,503

Real Estate — 0.5%
Fieldstone Investment Corporation	3,500	32,060	A

Health Care — 3.2%
Biotechnology — 0.6%
Amylin Pharmaceuticals, Inc.	800	39,496	B

Pharmaceuticals — 2.6%
Sepracor Inc.	2,700	154,278	B

Industrials — 9.9%
Airlines — 3.4%
AMR Corporation	6,500	165,230	B
JetBlue Airways Corporation	3,500	42,490	B

		207,720

12      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Legg Mason Opportunity Trust — Continued

	Shares/Par	Value

Industrials — Continued
Construction and Engineering — 1.7%
Foster Wheeler Ltd.	2,299	$99,325	B

Industrial Conglomerates — 4.8%
Tyco International Ltd.	10,500	288,750

Information Technology — 12.9%
Internet Software and Services — 8.0%
Netease.com Inc. — ADR	6,800	151,844	B
SINA Corp.	2,100	52,458	B
VeriSign, Inc.	5,500	127,435	B
Yahoo! Inc.	4,500	148,500	B

		480,237

IT Services — 0.8%
BearingPoint, Inc.	5,700	47,709	B

Semiconductors and Semiconductor Equipment — 1.5%
Micron Technology, Inc.,	6,200	93,372	B

Software — 2.6%
CA Inc.	3,500	71,925
Convera Corporation	5,556	37,333	A,B
Mercury Interactive Corporation	1,300	45,461	B

		154,719

Limited Partnerships — 3.6%
AP Alternative Assets, L.P.	3,750	75,000	B,D
Arience Capital Partners I, LP	50,000	74,510	B,D
Aston Capital Partners L.P.	25,000	26,000	B,D
Omega Capital Partners Limited	30,000	41,523	B,D

		217,033

Semi-Annual Report to Shareholders        13

	Shares/Par	Value

Materials — 15.0%
Metals and Mining — 15.0%
AK Steel Holding Corporation	8,500	$117,555	A,B
Cleveland-Cliffs Inc.	2,000	158,580	A
Mittal Steel Company NV	6,200	189,162
United States Steel Corporation	6,300	441,756	A

		907,053

Telecommunication Services — 12.3%
Diversified Telecommunication Services — 2.8%
Embarq Corporation	350	14,347	B
Level 3 Communications, Inc.	35,000	155,400	B

		169,747

Wireless Telecommunication Services — 9.5%
NII Holdings Inc.	7,000	394,660	A
Sprint Nextel Corporation	9,000	179,910

		574,570

Utilities — 2.5%
Independent Power Producers and Energy Traders — 2.5%
The AES Corporation	8,000	147,600	B

Total Common Stocks and Equity Interests (Identified Cost — $4,308,494)		5,706,123

Corporate and Other Bonds — 5.4%
General Motors Corporation, 8.375%, due 07/15/33		80,500
Level 3 Communications Inc., 10%, due 5/1/11		152,125	E
Level 3 Communications Inc., 11.50%, due 03/01/10		94,050

Total Corporate and Other Bonds (Identified Cost — $244,296)		326,675

14      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Legg Mason Opportunity Trust — Continued

	Shares/Par		Value

Options Purchased — 1.7%
Amazon.com, Inc., Call, January 2007, Strike Price $35.00	2,500,000	F	$16,750
American International Group, Inc., Call, January 2008, Strike Price $60.00	1,500,000	F	11,400
Citigroup Inc., Call, January 2008, Strike Price $40.00	2,000,000	F	21,200
Dell Inc., Call, January 2008, Strike Price $30.00	1,500,000	F	2,850
Eastman Kodak Company, Call, January 2007, Strike Price $30.00	6,710,000	F	3,355
Eastman Kodak Company, Call, January 2008, Strike Price $30.00	1,500,000	F	1,200
Eastman Kodak Company, Call, January 2008, Strike Price $25.00	2,377,000	F	8,082
General Electric Company, Call, January 2008, Strike Price $30.00	2,000,000	F	11,400
Hewlett Packard Company, Call, January 2008, Strike Price $30.00	1,500,000	F	10,200
JPMorgan Chase & Company, Call, January 2008, Strike Price $40.00	1,500,000	F	9,150
Symantec Corporation, Call, January 2008, Strike Price $15.00	1,500,000	F	4,800
Time Warner Inc., Call, January 2008, Strike Price $15.00	1,000,000	F	3,800

Total Options Purchased (Identified Cost — $153,207)			104,187

Semi-Annual Report to Shareholders        15

	Shares/Par	Value

Repurchase Agreements — 3.9%
Bank of America 5.15%, dated 6/30/2006, to be repurchased at $116,653 on 7/3/2006 (Collateral: $118,345 Fannie Mae notes, 5.25%, due 10/30/07, value $119,126)	$116,603	$116,603
Goldman, Sachs & Company 5.19%, dated 6/30/2006, to be repurchased at $116,654 on 7/3/2006 (Collateral: $123,571 Fannie Mae mortgage-backed securities, 5.5%, due 4/1/36, value $119,214)	116,603	116,603

Total Repurchase Agreements (Identified Cost — $233,206)		233,206

Total Investments — 105.6% (Identified Cost — $4,939,203)		6,370,191
Other Assets Less Liabilities — (5.6)%		(338,901)

Net assets — 100.0%		$6,031,290

A	Affiliated Company — As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At June 30, 2006, the total market value of Affiliated Companies was $1,331,985, and the identified cost was $1,006,099. See Note 4, Transactions with Affiliated Companies.

B	Non-income producing.

C	All or a portion of this security is pledged as collateral for securities sold short. As of June 30, 2006, the total market value of pledged securities was $368,427.

D	Investment in a limited partnership organized under the laws of the State of Delaware. Each investment is subject to withdrawal restrictions under its partnership agreement, and is illiquid and valued at fair value under procedures approved by the Board of Directors.

	Acquisition Date	Cost	Value

AP Alternative Assets, L.P.	June 2006	$75,000	$75,000
Arience Capital Partners I, LP	March 2003	50,000	74,510
Aston Capital Partners L.P.	November 2005	25,000	26,000
Omega Capital Partners Limited	June 2002/August 2004	30,000	41,523

E	Convertible Bond — May be converted into the issuer’s common stock. This security is valued at fair value under procedures approved by the Board of Directors.

F	Represents actual number of contracts.
ADR — American Depository Receipt
See notes to financial statements.

16      Semi-Annual Report to Shareholders
Schedule of Securities Sold Short
Legg Mason Opportunity Trust
June 30, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests Sold Short — (6.0)%
Energy — (6.0)%
Oil and Gas — (6.0)%
Energy Select Sector SPDR Fund	(2,500)	$(141,800)
Oil Service HOLDRs Trust	(1,500)	(224,130)

Total Common Stocks and Equity Interests Sold Short (Proceeds — $(365,844))		$(365,930)

Semi-Annual Report to Shareholders        17
Statement of Assets and Liabilities
Legg Mason Opportunity Trust
June 30, 2006 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified cost — $4,705,997):
Affiliated		$1,331,985
Non-affiliated		4,805,000
Short-term securities at value (Identified cost — $233,206)		233,206
Deposits with brokers for securities sold short		368,647
Receivable for fund shares sold		12,853
Dividend and interest income receivable		14,390
Other assets		87

Total assets		6,766,168
Liabilities:
Market value of securities sold short (proceeds — $365,844)	$365,930
Payable for Fund shares repurchased	5,333
Accrued management fees	3,619
Accrued distribution and service fees	3,655
Dividends payable for securities sold short	642
Payable for borrowings against line of credit	354,940
Accrued expenses	759

Total liabilities		734,878

Net Assets		$6,031,290

Net assets consist of:
Accumulated paid-in-capital applicable to:
254,585 Primary Class shares outstanding		$2,994,766
68,097 Financial Intermediary Class shares outstanding		1,070,574
33,289 Institutional Class shares outstanding		494,862
Undistributed net investment income/(loss)		12,640
Accumulated net realized gain/(loss) on investments		27,546
Unrealized appreciation/(depreciation) of investments		1,430,902

Net Assets		$6,031,290

Net Asset Value Per Share:
Primary Class		$16.86

Financial Intermediary Class		$17.10

Institutional Class		$17.25

See notes to financial statements.

18      Semi-Annual Report to Shareholders
Statement of Operations
Legg Mason Opportunity Trust
For the Six Months Ended June 30, 2006 (Unaudited)
(Amounts in Thousands)

Investment Income:

Dividends
Affiliated companies	$5,676
Other dividends	37,799	A
Interest	19,622
Other income	5,594

Total income			$68,691
Expenses:

Investment advisory fees	21,655
Distribution and service fees:
Primary Class	20,913
Financial Intermediary Class	1,235
Audit and legal fees	116
Custodian fees	260
Dividend expense on short dividends	1,648
Directors’ fees and expenses	39
Registration expense	79
Reports to shareholders	172
Transfer agent and shareholder servicing expense:
Primary Class	1,255
Financial Intermediary Class	469
Institutional Class	26
Other expenses	199

Total operating expenses	48,066
Less: Compensating balance credits	(4	)B
Interest expense	8,792

Total expenses			56,854

Net Investment Income			11,837
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	45,452	C
Change in unrealized appreciation/(depreciation) of investments	(41,985)

Net Realized and Unrealized Gain on Investments			3,467

Change in Net Assets Resulting From Operations			$15,304

A	Net of foreign taxes withheld of $245.

B	See Note 1, Compensating Balance Credits, in the notes to financial statements.
C	See Note 1, Commission Recapture, in the notes to financial statements.
See notes to financial statements.

Semi-Annual Report to Shareholders        19
Statement of Changes in Net Assets
Legg Mason Opportunity Trust
(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	6/30/06	12/31/05

	(Unaudited)
Change in Net Assets:

Net investment income/(loss)	$11,837	$(34,865)

Net realized gain on investments and securities sold short	45,452	300,264

Change in unrealized appreciation/(depreciation) of investments	(41,985)	71,832

Change in net assets resulting from operations	15,304	337,231

Distributions to shareholders:
From net realized gain on investments:
Primary Class	(1,577)	—
Financial Intermediary Class	(420)	—
Institutional Class	(206)	—

Change in net assets from Fund share transactions:
Primary Class	507,834	(46,627)
Financial Intermediary Class	356,011	397,878
Institutional Class	64,959	277,085

Change in net assets	941,905	965,567

Beginning of period	5,089,385	4,123,818

End of period	$6,031,290	$5,089,385

Undistributed net investment income	$12,640	$803

See notes to financial statements.

20      Semi-Annual Report to Shareholders
Financial Highlights
Legg Mason Opportunity Trust
   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.
Primary Class:

	Six Months
	Ended
	June 30,		Years Ended December 31,
	2006
	(Unaudited)		2005		2004		2003		2002		2001

Net asset value, beginning of period	$16.72		$15.67		$13.77		$8.23		$9.80		$9.65

Investment operations:
Net investment income/(loss)	.01		(.15)		(.09)		(.01)		.09		.04
Net realized and unrealized gain/(loss) on investments	.14		1.20		1.99		5.60		(1.61)		.15

Total from investment operations	.15		1.05		1.90		5.59		(1.52)		.19

Distributions:
From net investment income	—		—		—		(.05)		(.05)		(.04)
From net realized gain on investments	(.01)		—		—		—		—		—

Total distributions	(.01)		—		—		(.05)		(.05)		(.04)

Net asset value, end of period	$16.86		$16.72		$15.67		$13.77		$8.23		$9.80

Total return	.88	%B	6.70%		13.80%		67.95%		(15.52)%		1.94%
Ratios to Average Net Assets:A
Total expenses (including interest expense)	2.21	%C	2.08%		1.87%		1.90%		1.94%		1.89%
Expenses (including interest expense) net of waivers, if any	2.21	%C	2.08%		1.87%		1.90%		1.94%		1.89%
Expenses (including interest expense) net of all reductions	2.21	%C	2.08%		1.87%		1.90%		1.94%		1.89%
Expenses (excluding interest expense) net of all reductions	1.90	%C,D	1.84	%D	1.85	%D	1.89	%D	1.91	%D	1.89	%D
Net investment income/(loss)	.17	%C	(.97)%		(.66)%		—		.99%		.45%
Supplemental Data:
Portfolio turnover rate	4.5	%B	29.7%		13.3%		27.3%		44.4%		59.6%
Net assets, end of period (in thousands)	$4,292,278		$3,778,018		$3,597,267		$2,759,299		$1,413,372		$1,717,283

A	Total expenses including interest expense reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses including interest expense net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses including interest expense net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers. Expenses excluding interest expense net of all reductions reflects expenses less interest expense, any compensating balance credits, and/or voluntary expense waivers.

B	Not annualized.

C	Annualized.

D	Unaudited.
See notes to financial statements.

Semi-Annual Report to Shareholders        21
Financial Intermediary Class:

	Six Months		Years Ended
	Ended		December 31,
	June 30,
	2006		2005		2004E

	(Unaudited)
Net asset value, beginning of period	$16.90		$15.73		$14.15

Investment operations:
Net investment income/(loss)	.06		(.03)		.05
Net realized and unrealized gain/(loss) on investments	.15		1.20		1.56

Total from investment operations	.21		1.17		1.61

Distributions:
From net investment income	—		—		(.03)
From net realized gain on investments	(.01)		—		—

Total distributions	(.01)		—		(.03)

Net asset value, end of period	$17.10		$16.90		$15.73

Total return	1.22	%B	7.44%		11.43	%B
Ratios to Average Net Assets:A
Total expenses (including interest expense)	1.49	%C	1.39%		1.13	%C
Expenses (including interest expense) net of waivers, if any	1.49	%C	1.39%		1.13	%C
Expenses (including interest expense) net of all reductions	1.49	%C	1.39%		1.13	%C
Expenses (excluding interest expense) net of all reductions	1.18	%C,D	1.15	%D	1.10	%D
Net investment income/(loss)	.85	%C	(.24)%		1.03	%C
Supplemental Data:
Portfolio turnover rate	4.5	%B	29.7%		13.3	%B
Net assets, end of period (in thousands)	$1,164,755		$806,276		$332,678

E	For the period February 13, 2004 (commencement of operations December 31, 2004.
See notes to financial statements.

22      Semi-Annual Report to Shareholders
Institutional Class:

	Six
	Months
	Ended		Years Ended December 31,
	June 30,
	2006		2005		2004		2003		2002		2001

	(Unaudited)
Net asset value, beginning of period	$17.02		$15.78		$13.75		$8.21		$9.78		$9.63

Investment operations:
Net investment income/(loss)	.11		.06		.08		.06		.18		.12

Net realized and unrealized gain/(loss) on investments	.13		1.18		1.98		5.64		(1.60)		.15

Total from investment operations	.24		1.24		2.06		5.70		(1.42)		.27

Distributions:
From net investment income	—		—		(.03)		(.16)		(.15)		(.12)
From net realized gain on investments	(.01)		—		—		—		—		—

Total distributions	(.01)		—		(.03)		(.16)		(.15)		(.12)

Net asset value, end of period	$17.25		$17.02		$15.78		$13.75		$8.21		$9.78

Total return	1.39	%B	7.86%		15.02%		69.49%		(14.58)%		2.88%
Ratios to Average Net Assets:A
Total expenses (including interest expense)	1.16	%C	1.04%		.84%		.87%		.91%		.87%
Expenses (including interest expense) net of waivers, if any	1.16	%C	1.04%		.84%		.87%		.91%		.87%
Expenses (including interest expense) net of all reductions	1.16	%C	1.04%		.84%		.87%		.91%		.87%
Expenses (excluding interest expense) net of all reductions	.85	%C,D	.80	%D	.82	%D	.86	%D	.88	%D	.87	%D
Net investment income/(loss)	1.29	%C	.13%		.40%		.98%		2.05%		1.45%
Supplemental Data:
Portfolio turnover rate	4.5	%B	29.7%		13.3%		27.3%		44.4%		59.6%
Net assets, end of period (in thousands)	$574,257		$505,091		$193,873		$104,968		$31,523		$30,995

See notes to financial statements.

Semi-Annual Report to Shareholders        23
Notes to Financial Statements
Legg Mason Opportunity Trust
(Amounts in Thousands) (Unaudited)
1. Organization and Significant Accounting Policies:
   The Legg Mason Investment Trust, Inc. (“Corporation”), consisting of the Legg Mason Opportunity Trust (“Fund”), was organized on October 8, 1999, and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, non-diversified investment company.
   The Fund offers three classes of shares: Primary Class, Financial Intermediary Class, and Institutional Class. The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged on Primary and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:
Security Valuation
   Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
   The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified in the portfolio of investments.

24      Semi-Annual Report to Shareholders
Notes to Financial Statements — Continued
Security Transactions
   Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.
   For the six months ended June 30, 2006, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales

$1,187,619	$266,191
Foreign Currency Translation
   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.
Repurchase Agreements
   The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Semi-Annual Report to Shareholders        25
Compensating Balance Credits
   The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.
Commission Recapture
   The Fund has entered into an agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. Such payments are included with realized gain/(loss) on investment transactions. During the six months ended June 30, 2006, the Fund received $203 in commission rebates.
Investment Income and Distributions to Shareholders
   Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Distributions from net investment income, if available, are determined at the class level and paid annually. Distributions from net realized gains, which are calculated at the Fund level, are declared and paid annually in June. An additional distribution may be made in December, to the extent necessary in order to comply with Federal excise tax requirements.
Short Sales
   The Fund is authorized to engage in short-selling, which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or liquid securities sufficient to cover its short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date.
Illiquid and Restricted Securities
   The Fund may invest up to 15% of its net assets in illiquid and restricted securities. Securities are deemed “illiquid” if they cannot be disposed of within seven days for approximately the price at which the Fund values the security. Restricted securities are subject to legal or contractual restrictions on resale. These securities may be sold only in privately negotiated transactions, unless the security is subsequently registered or exempt from registration. Illiquid securities are valued at fair value under procedures approved by and under the general oversight of the Board of Directors. Disposal of these securities may

26      Semi-Annual Report to Shareholders
Notes to Financial Statements — Continued
involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted and/or illiquid securities are denoted on the portfolio of investments.
Other
   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.
2. Federal Income Taxes:
   No provision for federal income or excise taxes has been made since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains and net gains on foreign currency transactions are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2006.
3. Financial Instruments:
Options
   As part of its investment program, Opportunity Trust may utilize options. Options may be purchased by the Fund. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily.

Semi-Annual Report to Shareholders        27
   When purchased options expire are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:

The option expires	Realize a loss in the amount of the cost of the option.

The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.

The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.

The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

4. Transactions With Affiliates:
   The Fund has an investment management agreement with LMM, LLC (“LMM”). Pursuant to the agreement, LMM provides the Fund with management services for which the Fund pays a fee, computed daily and payable monthly, at annual rates of the Fund’s average daily net assets. The annual management fee rates are provided in the chart below:
Management Fees

Management	Asset
Fee	Breakpoint

1.00%	up to $100 million
0.75%	in excess of $100 million
   Legg Mason Capital Management, Inc. (“LMCM”) serves as investment adviser to the Fund under an investment advisory agreement with LMM. For LMCM’s services to the Fund, LMM (not the Fund) pays LMCM a fee, calculated daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of the Fund up to $100 million and 0.05% of the average daily net assets of the Fund in excess of $100 million.
   Legg Mason Fund Adviser, Inc. (“LMFA”) serves as administrator to the Fund under an administrative services agreement with LMM. For LMFA’s services to the Fund, LMM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. LMFA has agreed to waive indefinitely all fees payable to it under the agreement.

28      Semi-Annual Report to Shareholders
Notes to Financial Statements — Continued
   Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Fund. LMIS receives an annual distribution fee and/or an annual service fee, based on the Fund’s Primary and Financial Intermediary Classes’ average daily net assets, computed daily and payable monthly as follows:

	Distribution	Service
	Fee	Fee

Primary Class	0.75%	0.25%
Financial Intermediary Class	N/A	0.25%
   LM Funds Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $321 for the six months ended June 30, 2006.
   LMM, LMCM, LMFA and LMFS are corporate affiliates of Legg Mason, Inc.
   Under a Deferred Compensation Plan (“Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.
5. Transactions With Affiliated Companies:
   An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the period ended June 30, 2006, with companies which are or were affiliated were as follows:

	Affiliates	Purchased		Sold		Dividend/	Affiliates
	Value					Interest	Value at	Realized
Company	12/31/05	Cost	Shares	Cost	Shares	Income	6/30/06	Gain/(Loss)

AK Steel Holding Corporation	$67,575	$—	—	—	—	$—	$117,555	—
Convera Corporation	55,000	—	—	—	—	—	37,333	—
Cott CorporationA	—	27,031	2,300	—	—	—	62,688	—
Cleveland-Cliffs Inc.	177,140	—	—	—	—	900	158,580	—
Fieldstone Investment Corporation	31,631	10,215	833	—	—	3,201	32,060	—
Jarden Corporation	105,525	39,579	1,500	—	—	—	152,250	—
Lear CorporationA	—	78,978	3,500	—	—	—	77,735	—
Netflix Inc.	202,950	—	—	—	—	—	204,075	—
Syntroleum Corporation	70,846	450	54	—	—	—	47,953	—
United States Steel Corporation	302,841	—	—	—	—	1,575	441,756	—

	$1,013,508	$156,253				$5,676	$1,331,985

A	At the beginning of the reporting period, this security did not have affiliate status because the Fund owned less than 5% of the company’s voting securities.

Semi-Annual Report to Shareholders        29
6. Line of Credit:
   The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended June 30, 2006.
   The Fund may borrow for investment purposes, also known as “leveraging,” from a separate $500 million line of credit (“Leveraging Credit Agreement”). Leverage is the ability to earn a return on a capital base that is larger than the Fund’s net assets. Use of leverage can magnify the effects of changes in the value of the Fund’s investments and makes such investments more volatile. Leveraging could cause investors to lose more money in adverse environments. Borrowings under the Leveraging Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin.
   For the six months ended June 30, 2006, the Fund had average daily borrowings from the Leveraging Credit Agreement of $324 million over 181 days at an average annual interest rate of 5.38%. As of June 30, 2006, the Fund had $350 million in borrowings outstanding.

30      Semi-Annual Report to Shareholders
Notes to Financial Statements — Continued
7. Fund Share Transactions:
   At June 30, 2006, there were 500,000, 100,000 and 100,000 shares authorized at $0.001 par value for the Primary, Financial Intermediary and Institutional Classes, respectively, of the Fund. Share transactions were as follows:

			Financial Intermediary
	Primary Class		Class		Institutional Class

	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/06	12/31/05	6/30/06	12/31/05	6/30/06	12/31/05

Shares
Sold	48,188	43,308	24,973	36,622	7,522	27,891
Reinvestment of Distributions	93	—	25	—	12	—
Repurchased	(19,691)	(46,921)	(4,611)	(10,066)	(3,924)	(10,499)

Net Change	28,590	(3,613)	20,387	26,556	3,610	17,392

Amount
Sold	$848,160	$680,332	$435,705	$554,256	$134,942	$444,051
Reinvestment of Distributions	1,533	—	415	—	205	—
Repurchased	(341,859)	(726,959)	(80,109)	(156,378)	(70,188)	(166,966)

Net Change	$507,834	$(46,627)	$356,011	$397,878	$64,959	$277,085

Notes

Notes

Fund Information
Investment Manager

LMM, LLC Baltimore, MD
Investment Adviser

Legg Mason Capital Management, Inc. Baltimore, MD
Board of Directors

John F. Curley, Jr., Chairman
Mark R. Fetting, President
Dr. Ruby P. Hearn
Arnold L. Lehman
Robin J.W. Masters
Dr. Jill E. McGovern
Arthur S. Mehlman
Jennifer W. Murphy
G. Peter O’Brien
S. Ford Rowan
Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Chief Financial Officer
Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Wm. Shane Hughes, Treasurer
Richard M. Wachterman, Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services Braintree, MA
Custodian

State Street Bank & Trust Company Boston, MA
Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP Washington, DC
Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP Baltimore, MD

About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust

Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust

Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust

Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio

Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Fund’s website at www.leggmasonfunds.com/about.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.
This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

Legg Mason Funds For Primary Class Shareholders c/o BFDS P.O. Box 55214 Boston, MA 02205-8504 800-822-5544 www.leggmasonfunds.com	Legg Mason Investor Services - Institutional For FI and I Class Shareholders c/o BFDS P.O. Box 8037 Boston, MA 02206-8037 888-425-6432 www.lminstitutionalfunds.com
Legg Mason Investor Services, LLC, Distributor
A Legg Mason, Inc. subsidiary
LMF-088 (6/06)

Item 2. Code of Ethics.

     Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

     Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

     Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     Not applicable.

Item 11. Controls and Procedures.

     (a)  The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

     (b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable for semiannual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investment Trust, Inc.

By:  /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investment Trust, Inc.
Date:  August 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investment Trust, Inc.
Date:  August 23, 2006

By:  /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Investment Trust, Inc.
Date:  August 21, 2006